OTHER FINANCIAL LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Other Financial Liabilities [abstract]
Summary of Other Financial Liabilities
The item composition at period/fiscal year closing is detailed below.

Item	09.30.24	12.31.23
Creditors for Purchases with Pending Settlement	25,240,645	33,611,229
Collections and Other Transactions on Behalf of Third Parties	214,963,948	264,051,994
Obligations for Purchase Financing	1,912,717,609	1,504,813,962
Creditors for Purchase of Foreign Currency with Pending Settlement	5,845,422	73,522,165
Accrued Fees Payable	24,645,773	20,389,346
Sundry Items subject to Minimum Cash	676,216,112	34,475,566
Sundry Items Not Subject to Minimum Cash	305,570,395	559,356,180
Leases Payable	37,766,625	59,387,390
Financial Liabilities for Guarantees and Sureties Granted (Financial Collateral Contracts)	11,384,310	13,729,145
Cash and Cash Equivalents for Spot Purchases or Sales Pending Settlement	4,059,755	780,598
Other Financial Liabilities	661,924	2,671,607
Total	3,219,072,518	2,566,789,182